PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of property, plant and equipment

Property, plant and equipment, net consisted of the following:

(in millions)	December 31, 2019	December 31, 2018
Land	$244.6	$249.0
Processing units, pipelines and equipment	3,282.2	2,934.5
Buildings and leasehold improvements	48.0	47.9
Computers, furniture and fixtures	134.9	121.2
Construction in progress	304.0	320.1

	4,013.7	3,672.7
Less - Accumulated depreciation	(845.1)	(701.5)

Total property, plant and equipment, net	$3,168.6	$2,971.2